Post-employment Benefits - Net periodic (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Post-employment Benefits
Service cost	$ 82,190	$ 94,416
Interest cost	110,925	99,889
Prior service cost for plan amendments	(64,812)	(7,070)
Return on plan assets	(40,646)	(35,846)
Net periodic cost	$ 87,657	$ 151,389